STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6%
Advertising – 0.2%
Lamar Media Corp., 3.63%, 1/15/2031 50,000 43,045
43,045
Auto Manufacturers – 2.9%
Ford Motor Co.
3.25%, 2/12/2032 75,000 59,053
6.10%, 8/19/2032 35,000 33,966
General Motors Co.
5.60%, 10/15/2032 142,000 139,176
5.95%, 4/01/2049 140,000 130,199
Mercedes-Benz Finance North America LLC, 1.45%, 3/02/2026
(a)
150,000 137,158
Stellantis Finance US, Inc., 2.69%, 9/15/2031
(a)
200,000 161,691
661,243
Banks – 20.3%
Bank of America Corp.
3.82%, 1/20/2028 165,000 157,803
3.19%, 7/23/2030 200,000 177,913
2.57%, 10/20/2032 134,000 109,613
Bank of Nova Scotia (The), 4.85%, 2/01/2030 108,000 106,744
Citigroup, Inc.
3.11%, 4/08/2026 125,000 119,589
3.98%, 3/20/2030 250,000 233,236
Citizens Financial Group, Inc., 5.64%, 5/21/2037 80,000 73,301
Cooperatieve Rabobank UA, 1.00%, 9/24/2026
(a)
250,000 224,122
Credit Suisse Group AG, 2.59%, 9/11/2025
(a)
250,000 232,175
Deutsche Bank AG, 7.08%, 2/10/2034 200,000 185,653
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 134,436
2.64%, 2/24/2028 60,000 54,786
4.41%, 4/23/2039 220,000 198,226
HSBC Holdings PLC, 6.33%, 3/09/2044 200,000 211,727
JPMorgan Chase & Co.
0.77%, 8/09/2025 300,000 281,851
3.88%, 7/24/2038 170,000 150,127
3.11%, 4/22/2051 100,000 70,999
Morgan Stanley
3.88%, 1/27/2026 250,000 244,144
4.68%, 7/17/2026 130,000 128,405
1.93%, 4/28/2032 250,000 196,835
5.95%, 1/19/2038 38,000 37,825
NatWest Group PLC, 7.47%, 11/10/2026 200,000 206,879
Nordea Bank Abp, 5.38%, 9/22/2027
(a)
200,000 201,097
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 250,000 247,093

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Banks – 20.3% (continued)
4.63%, 6/06/2033 95,000 87,693
Societe Generale SA, 6.22%, 6/15/2033
(a)
200,000 186,129
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/2025 200,000 189,737
UBS Group AG, 1.49%, 8/10/2027
(a)
200,000 172,433
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 38,983
4,659,554
Beverages – 1.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/2046 100,000 97,854
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 73,000 68,965
5.55%, 1/23/2049 100,000 107,367
274,186
Biotechnology – 1.5%
Amgen, Inc.
1.65%, 8/15/2028 75,000 65,153
5.25%, 3/02/2030 33,000 33,763
5.60%, 3/02/2043
(b)
33,000 34,025
4.66%, 6/15/2051 100,000 90,953
4.88%, 3/01/2053 22,000 20,613
5.65%, 3/02/2053 31,000 32,293
Illumina, Inc., 5.75%, 12/13/2027 68,000 69,751
346,551
Building Materials – 1.4%
Builders FirstSource, Inc., 6.38%, 6/15/2032
(a)
28,000 28,127
Carrier Global Corp., 2.72%, 2/15/2030 150,000 131,331
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA, 4.90%, 12/01/2032 94,000 95,445
Trane Technologies Financing Ltd., 5.25%, 3/03/2033 60,000 62,065
316,968
Chemicals – 2.6%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030
(a)
200,000 170,052
Dow Chemical Co. (The), 6.30%, 3/15/2033 33,000 35,934
Nutrien Ltd.
4.00%, 12/15/2026 200,000 193,384
4.90%, 3/27/2028 12,000 12,005
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 191,460
602,835
Commercial Services – 1.3%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 183,660
ERAC USA Finance LLC, 3.80%, 11/01/2025
(a)
125,000 120,928
304,588

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Computers – 4.2%
Apple, Inc.
2.20%, 9/11/2029 100,000 89,535
4.65%, 2/23/2046 100,000 100,815
3.95%, 8/08/2052 25,000 22,441
4.10%, 8/08/2062 33,000 29,489
Dell International LLC / EMC Corp.
3.38%, 12/15/2041
(a)
80,000 56,080
3.45%, 12/15/2051
(a)
70,000 45,629
Hewlett Packard Enterprise Co., 1.45%, 4/01/2024 125,000 120,229
HP, Inc., 1.45%, 6/17/2026 130,000 117,074
International Business Machines Corp., 1.95%, 5/15/2030 160,000 133,739
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 30,618
4.10%, 10/15/2041 40,000 26,814
Lenovo Group Ltd., 6.54%, 7/27/2032
(a)
200,000 203,317
975,780
Diversified Financial Services – 4.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 2/15/2024 150,000 145,497
3.85%, 10/29/2041 150,000 115,092
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 96,140
8.00%, 11/01/2031 100,000 105,086
Capital One Financial Corp., 2.36%, 7/29/2032 79,000 56,501
Discover Financial Services, 6.70%, 11/29/2032 89,000 91,851
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 79,504
4.95%, 6/15/2052 24,000 23,424
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 178,710
Synchrony Financial, 4.38%, 3/19/2024 150,000 144,232
1,036,037
Electric – 4.5%
Avangrid, Inc., 3.20%, 4/15/2025 130,000 124,516
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 137,166
Series A, 4.13%, 5/15/2049 100,000 83,917
ENEL Finance America LLC, 7.10%, 10/14/2027
(a)
200,000 215,113
ENEL Finance International NV, 5.00%, 6/15/2032
(a)
200,000 188,294
Eversource Energy, Series R, 1.65%, 8/15/2030 110,000 88,601
New England Power Co., 5.94%, 11/25/2052
(a)
71,000 78,149
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 80,388

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Electric – 4.5% (continued)
5.13%, 3/15/2053 44,000 45,147
1,041,291
Entertainment – 1.0%
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025
(a)
150,000 144,992
5.14%, 3/15/2052
(a)
67,000 54,360
5.39%, 3/15/2062
(a)
50,000 40,475
239,827
Environmental Control – 0.5%
Waste Management, Inc., 4.63%, 2/15/2030 115,000 115,111
115,111
Food – 2.0%
General Mills, Inc., 4.95%, 3/29/2033
(b)
49,000 49,786
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 46,987
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 97,718
5.20%, 7/15/2045 55,000 53,378
5.50%, 6/01/2050 56,000 56,753
SYSCO Corp., 2.40%, 2/15/2030 175,000 152,945
457,567
Forest Products & Paper – 0.4%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 87,102
87,102
Gas – 0.2%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 55,736
55,736
Healthcare-Products – 2.4%
Alcon Finance Corp., 5.38%, 12/06/2032
(a)
200,000 206,087
Medtronic Global Holdings SCA, 1.75%,
7/02/2049 100,000 68,618
Thermo Fisher Scientific, Inc., 1.50%,
10/01/2039 100,000 77,744
Zimmer Biomet Holdings, Inc., 1.45%,
11/22/2024 200,000 189,117
541,566
Healthcare-Services – 2.4%
HCA, Inc.
5.25%, 6/15/2026 150,000 150,223
4.63%, 3/15/2052
(a)
55,000 45,752
Roche Holdings, Inc., 2.08%, 12/13/2031
(a)
200,000 168,946
UnitedHealth Group, Inc.
5.15%, 10/15/2025 43,000 43,840
3.05%, 5/15/2041 50,000 39,462

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Healthcare-Services – 2.4% (continued)
5.88%, 2/15/2053 25,000 28,144
4.95%, 5/15/2062 29,000 28,269
6.05%, 2/15/2063 42,000 47,901
552,537
Home Builders – 0.4%
KB Home, 4.00%, 6/15/2031 50,000 43,357
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 50,176
93,533
Insurance – 3.7%
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 40,144
Jackson Financial, Inc., 1.13%, 11/22/2023 250,000 242,587
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
80,000 47,655
Marsh & McLennan Cos., Inc., 5.45%, 3/15/2053 50,000 51,580
MetLife, Inc.
6.40%, 12/15/2036 100,000 96,890
5.00%, 7/15/2052 8,000 7,497
Metropolitan Life Global Funding I, 1.55%, 1/07/2031
(a)
150,000 120,085
Principal Life Global Funding II, 0.88%, 1/12/2026
(a)
200,000 178,537
Prudential Financial, Inc., 5.63%, 6/15/2043 55,000 54,223
839,198
Internet – 0.5%
Amazon.com, Inc.
2.88%, 5/12/2041 100,000 78,844
3.10%, 5/12/2051 50,000 37,926
116,770
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 38,107
Series HH, 2.85%, 4/15/2031 90,000 76,726
114,833
Media – 2.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital Corp.
6.48%, 10/23/2045 60,000 56,909
4.40%, 12/01/2061 50,000 34,217
Comcast Corp.
4.15%, 10/15/2028 55,000 54,434
4.65%, 2/15/2033 225,000 226,275
2.94%, 11/01/2056 150,000 100,022
Walt Disney Co. (The)
3.35%, 3/24/2025 150,000 147,408
3.50%, 5/13/2040 68,000 57,864
677,129

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 53,103
53,103
Miscellaneous Manufacturing – 0.6%
Eaton Corp.
4.15%, 3/15/2033 119,000 115,182
4.70%, 8/23/2052 13,000 12,519
127,701
Oil & Gas – 2.6%
AKER BP ASA, 3.10%, 7/15/2031
(a)
200,000 169,288
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 194,123
3.00%, 2/24/2050 65,000 46,105
Ecopetrol SA, 8.88%, 1/13/2033 25,000 25,325
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 44,488
TotalEnergies Capital International SA, 3.13%, 5/29/2050 90,000 66,834
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 59,154
605,317
Oil & Gas Services – 0.9%
Schlumberger Holdings Corp., 4.30%, 5/01/2029
(a)
200,000 195,811
195,811
Packaging & Containers – 0.2%
Ball Corp., 2.88%, 8/15/2030 55,000 45,870
45,870
Pharmaceuticals – 5.9%
AbbVie, Inc.
2.60%, 11/21/2024 250,000 241,370
4.05%, 11/21/2039 150,000 134,181
4.25%, 11/21/2049 35,000 30,918
AstraZeneca Finance LLC, 2.25%, 5/28/2031 150,000 129,138
Cigna Group (The), 4.38%, 10/15/2028 100,000 98,598
CVS Health Corp., 5.13%, 2/21/2030 115,000 116,610
ELI Lilly & Co., 4.70%, 2/27/2033 45,000 46,162
Merck & Co., Inc., 2.75%, 12/10/2051 50,000 35,441
Pfizer, Inc., 2.63%, 4/01/2030 240,000 216,768
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026 100,000 95,202
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/2028 200,000 202,245
1,346,633
Pipelines – 2.5%
Enbridge, Inc.
0.55%, 10/04/2023 150,000 146,089
5.50%, 7/15/2077 60,000 52,898
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034
(a)
177,420 153,010
Kinder Morgan, Inc., 5.45%, 8/01/2052
(b)
50,000 46,532

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Pipelines – 2.5% (continued)
ONEOK, Inc., 7.15%, 1/15/2051 100,000 106,717
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 78,392
583,638
Real Estate – 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 2/01/2033 167,000 125,315
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 79,841
4.30%, 4/15/2052 34,000 26,834
Boston Properties LP, 2.75%, 10/01/2026 100,000 86,462
Crown Castle, Inc., 1.05%, 7/15/2026 127,000 111,980
Equinix, Inc., 1.00%, 9/15/2025 100,000 90,612
Extra Space Storage LP
3.90%, 4/01/2029 16,000 14,756
2.35%, 3/15/2032 65,000 51,158
Iron Mountain Information Management Services, Inc., 5.00%,
7/15/2032
(a)
50,000 42,984
ProLogis Euro Finance LLC, 1.50%, 9/10/2049 100,000 57,434
Public Storage, 1.95%, 11/09/2028
(b)
125,000 109,880
Rexford Industrial Realty LP, 5.00%, 6/15/2028 135,000 133,326
Simon Property Group LP
1.75%, 2/01/2028 100,000 86,120
3.25%, 9/13/2049 75,000 51,210
WP Carey, Inc., 3.85%, 7/15/2029 160,000 147,522
1,215,434
Retail – 2.3%
7-Eleven, Inc., 2.50%, 2/10/2041
(a)
100,000 67,634
AutoZone, Inc., 4.75%, 8/01/2032 40,000 39,685
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 117,199
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 43,279
2.80%, 9/15/2041 100,000 71,001
4.25%, 4/01/2052 6,000 4,930
5.63%, 4/15/2053 47,000 47,226
4.45%, 4/01/2062 37,000 30,246
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
67,000 59,544
O'Reilly Automotive, Inc., 4.70%, 6/15/2032 45,000 44,444
525,188
Semiconductors – 1.3%
Advanced Micro Devices, Inc., 4.39%, 6/01/2052 46,000 42,902
Intel Corp.
5.20%, 2/10/2033 37,000 37,707
5.63%, 2/10/2043 30,000 30,771
5.70%, 2/10/2053 12,000 12,261
KLA Corp., 5.25%, 7/15/2062 41,000 41,565

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Semiconductors – 1.3% (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/2041 120,000 87,562
Qualcomm, Inc., 1.65%, 5/20/2032 50,000 40,545
293,313
Software – 3.1%
Fidelity National Information Services, Inc., 1.15%, 3/01/2026 130,000 115,787
Microsoft Corp.
2.70%, 2/12/2025 200,000 194,909
2.68%, 6/01/2060 100,000 69,142
Oracle Corp.
4.65%, 5/06/2030 49,000 47,728
3.65%, 3/25/2041 100,000 77,241
4.00%, 7/15/2046 50,000 38,214
5.55%, 2/06/2053 48,000 45,758
VMware, Inc., 1.40%, 8/15/2026 130,000 115,050
703,829
Telecommunications – 3.6%
AT&T, Inc.
2.30%, 6/01/2027 100,000 91,672
2.55%, 12/01/2033 200,000 160,982
3.50%, 6/01/2041 100,000 79,006
3.55%, 9/15/2055 50,000 35,954
Rogers Communications, Inc.
4.50%, 3/15/2042
(a)
80,000 68,998
4.55%, 3/15/2052
(a)
62,000 51,052
T-Mobile USA, Inc., 3.50%, 4/15/2031 150,000 135,026
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 81,016
2.85%, 9/03/2041 60,000 43,996
3.88%, 3/01/2052 100,000 81,024
828,726
Transportation – 3.6%
Canadian National Railway Co., 4.40%,
8/05/2052 23,000 21,592
Canadian Pacific Railway Co.
1.75%, 12/02/2026 50,000 45,351
2.45%, 12/02/2031 8,000 6,931
CSX Corp.
4.25%, 3/15/2029 100,000 98,861
3.95%, 5/01/2050 90,000 75,437
FedEx Corp., 4.75%, 11/15/2045 84,000 75,965
Ryder System, Inc., 5.65%, 3/01/2028 80,000 81,128
Simpar Europe SA, 5.20%, 1/26/2031
(a)
200,000 146,342

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.6% (continued)
Transportation – 3.6% (continued)
Union Pacific Corp.
2.15%, 2/05/2027 225,000 208,549
4.95%, 9/09/2052 58,000 59,101
819,257
Total Corporate Bonds (cost $23,012,148) 21,496,807
Municipal Securities – 0.1%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 9,283
Total Municipal Securities (cost $10,000) 9,283
U.S. Treasury Government Securities – 4.6%
U.S. Treasury Bonds
2.00%, 11/15/2041 128,000 96,707
3.88%, 2/15/2043 303,000 305,770
4.00%, 11/15/2052 449,000 476,642
U.S. Treasury Notes, 3.50%, 2/15/2033 185,000 185,303
Total U.S. Treasury Government Securities (cost $1,078,730) 1,064,422
Shares
Investment Companies – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.78%
(c)(d)
(cost $239,025) 239,025 239,025
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.78%
(c)(d)
(cost $111,086) 111,086 111,086
Total Investments (cost $24,450,989) 99.8% 22,920,623
Cash and Receivables (Net) 0.2% 42,912
Net Assets 100.0% 22,963,535
RB—Revenue Bond
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $4,788,904 or 20.85% of net assets.
(b)
Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $240,222 and the value of the collateral was $244,198, consisting of cash collateral of $111,086 and U.S. Government & Agency securities valued at $133,112. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of March 31, 2023.

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 9 6/21/2023 1,132,128 1,180,406 48,278
Futures Short
Euro-Buxl 2 6/8/2023 287,100
*
305,527 (18,427)
U.S. Treasury 10 Year Notes 3 6/21/2023 334,745 344,766 (10,021)
U.S. Treasury 10 Year Ultra
Notes 8 6/21/2023 938,485 969,125 (30,640)
Gross Unrealized Appreciation 48,278
Gross Unrealized Depreciation (59,088)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
United States
Dollar 119,107 Euro 112,000 5/11/2023 (2,643)
United States
Dollar 220,893 Euro 205,000 5/26/2023 (2,155)
Gross Unrealized Depreciation (4,798)

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Responsible Horizons Corporate Bond
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The table below summarizes the inputs used as of March 31, 2023 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 21,496,807 — 21,496,807
Municipal Securities — 9,283 — 9,283
U.S. Treasury Government
Securities — 1,064,422 — 1,064,422
Investment Companies 239,025 — — 239,025
Investment of Cash
Collateral for Securities
Loaned 111,086 — — 111,086
Other Financial Instruments:
Futures
††
48,278 — — 48,278
Liabilities ($)
Other Financial Instruments:
Futures
††
(59,088) — — (59,088)
Forward Foreign Currency
Exchange Contracts
††
— (4,798) — (4,798)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC recently adopted Rule 18f-4 under the
Act which, effective August 18, 2022, regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended
March 31, 2023 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2023, are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of
Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at March 31, 2023 are set forth in the Statement of Investments.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At March 31, 2023, accumulated net unrealized depreciation on investments was
$1,545,974, consisting of gross appreciation of $160,657 and gross depreciation of
$1,706,631.
At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).